Segmented Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Significant Inter-company Transactions
Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities, which are summarized below.

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2020	2019	2020	2019
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	5	6	12	12
Sale of capacity from Waneta Expansion to FortisBC Electric (1)	—	1	—	17
(1) Reflects amounts to the April 16, 2019 disposition of the Waneta Expansion hydroelectric generating facility ("Waneta Expansion") (Note 11)
Schedule of Information by Reportable Segment

	REGULATED								NON-REGULATED
Quarter Ended									Energy		Inter-
June 30, 2020		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	477	546	206	249	150	91	345	2,064	13	—	—	2,077
Energy supply costs	—	184	51	66	—	15	198	514	—	—	—	514
Operating expenses	113	157	125	76	34	26	49	580	7	12	—	599
Depreciation and amortization	75	85	24	59	56	15	47	361	4	1	—	366
Operating income	289	120	6	48	60	35	51	609	2	(13)	—	598
Other income, net	13	16	8	2	—	1	2	42	—	5	—	47
Finance charges	79	34	12	35	25	18	21	224	—	39	—	263
Income tax expense	55	17	—	(2)	2	1	6	79	(1)	(20)	—	58
Net earnings	168	85	2	17	33	17	26	348	3	(27)	—	324
Non-controlling interests	30	—	—	1	—	—	2	33	—	—	—	33
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	138	85	2	16	33	17	24	315	3	(44)	—	274
Goodwill	8,332	1,876	612	913	228	235	259	12,455	27	—	—	12,482
Total assets	21,251	11,252	3,967	7,291	4,918	2,377	4,272	55,328	740	226	(89)	56,205
Capital expenditures	232	176	91	95	83	30	65	772	3	—	—	775

Quarter Ended
June 30, 2019
($ millions)
Revenue	428	500	199	235	150	90	343	1,945	25	—	—	1,970
Energy supply costs	—	164	58	63	—	15	195	495	1	—	—	496
Operating expenses	132	161	107	78	36	27	46	587	9	7	—	603
Depreciation and amortization	68	74	19	59	53	15	44	332	5	1	—	338
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	228	101	15	35	61	33	58	531	10	569	—	1,110
Other income, net	12	5	4	3	—	1	—	25	1	17	—	43
Finance charges	79	33	11	34	27	18	19	221	(1)	43	—	263
Income tax expense	39	13	1	(6)	—	1	6	54	1	70	—	125
Net earnings	122	60	7	10	34	15	33	281	11	473	—	765
Non-controlling interests	21	—	—	—	—	—	4	25	3	—	—	28
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	101	60	7	10	34	15	29	256	8	456	—	720
Goodwill	8,037	1,809	591	913	228	235	252	12,065	27	—	—	12,092
Total assets	19,533	9,884	3,574	6,885	4,732	2,267	4,085	50,960	671	187	(119)	51,699
Capital expenditures	301	156	78	104	95	26	68	828	7	8	—	843

	REGULATED								NON-REGULATED
Year-to-Date									Energy		Inter-
June 30, 2020		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	910	1,019	486	715	302	205	793	4,430	38	—	—	4,468
Energy supply costs	—	351	129	226	—	54	503	1,263	1	—	—	1,264
Operating expenses	231	315	259	158	72	53	100	1,188	15	22	—	1,225
Depreciation and amortization	148	166	46	119	111	30	93	713	8	2	—	723
Operating income	531	187	52	212	119	68	97	1,266	14	(24)	—	1,256
Other income, net	17	13	17	3	1	2	5	58	—	(2)	—	56
Finance charges	159	62	24	71	51	36	40	443	—	76	—	519
Income tax expense	98	25	8	21	4	2	10	168	2	(54)	—	116
Net earnings	291	113	37	123	65	32	52	713	12	(48)	—	677
Non-controlling interests	52	—	—	1	—	—	5	58	—	—	—	58
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	239	113	37	122	65	32	47	655	12	(81)	—	586
Goodwill	8,332	1,876	612	913	228	235	259	12,455	27	—	—	12,482
Total assets	21,251	11,252	3,967	7,291	4,918	2,377	4,272	55,328	740	226	(89)	56,205
Capital expenditures	481	685	164	216	204	58	122	1,930	7	—	—	1,937

Year-to-Date
June 30, 2019
($ millions)
Revenue	836	1,043	476	720	295	209	769	4,348	61	—	(3)	4,406
Energy supply costs	—	396	150	244	—	55	482	1,327	2	—	—	1,329
Operating expenses	256	313	225	161	77	52	93	1,177	23	22	(3)	1,219
Depreciation and amortization	131	148	39	118	105	31	86	658	13	1	—	672
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	449	186	62	197	113	71	108	1,186	23	554	—	1,763
Other income, net	22	14	8	6	1	2	1	54	2	25	—	81
Finance charges	156	66	22	69	52	36	39	440	—	92	—	532
Income tax expense	81	19	9	24	1	6	11	151	1	39	—	191
Net earnings	234	115	39	110	61	31	59	649	24	448	—	1,121
Non-controlling interests	41	—	—	—	—	—	7	48	8	—	—	56
Preference share dividends	—	—	—	—	—	—	—	—	—	34	—	34
Net earnings attributable to common equity shareholders	193	115	39	110	61	31	52	601	16	414	—	1,031
Goodwill	8,037	1,809	591	913	228	235	252	12,065	27	—	—	12,092
Total assets	19,533	9,884	3,574	6,885	4,732	2,267	4,085	50,960	671	187	(119)	51,699
Capital expenditures	537	323	142	174	202	51	124	1,553	13	17	—	1,583